Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Managment [Abstract]
Long-term debt	$ 1,494,471	$ 1,493,327
Cash and cash equivalents	(591,620)	(320,278)	$ (458,604)
Net debt	902,851	1,173,049
Non-controlling interest	371	157
Shareholders' equity	4,859,288	5,258,371
Total shareholders' equity	4,859,659	5,258,528	$ 5,545,279
Total capital	$ 5,762,510	$ 6,431,577